Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,518,000
Previously Paid Amount	0.00
Total Fee Amount	538.61
Total Offset Amount	0.00
Net Fee	538.61
Narrative - Max Aggregate Offering Price	$ 3,518,000
Final Prospectus	true